Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income (loss) attributable to ARAMARK Holdings stockholders	$ 12,916	$ (40,104)	$ 57,678	$ 2,710	$ 69,356	$ 103,551	$ 83,846
Basic weighted-averages shares outstanding	230,693,000	201,468,000	218,653,000	201,728,000	201,916,000	203,211,000	203,525,000
Dilutive Securities, Effect on Basic Earnings Per Share	12,683,000		10,757,000	7,113,000	7,454,000	6,496,000	6,474,000
Weighted Average Number Diluted Shares Outstanding	243,376,000	201,468,000	229,410,000	208,841,000	209,370,000	209,707,000	209,999,000
Earnings Per Share, Basic	$ 0.06	$ (0.20)	$ 0.26	$ 0.01	$ 0.34	$ 0.51	$ 0.41
Earnings Per Share, Diluted	$ 0.05	$ (0.20)	$ 0.25	$ 0.01	$ 0.33	$ 0.49	$ 0.40
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,800,000	3,700,000	6,400,000
Antidilutive Securities [Member] | Performance-Based Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,300,000	10,000,000	3,900,000	10,300,000